Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at end of period
Gross	$ 532	$ 387
Credit loss allowance	(133)	(78)	$ (18)
Net	399	309
Not past due [member]
Financial assets at end of period
Gross	249	153
Credit loss allowance	(2)	(1)
Net	247	152
Past due 1 to 30 days [member]
Financial assets at end of period
Gross	66	59
Credit loss allowance	(5)	(2)
Net	61	57
Past due 31 to 90 days [member]
Financial assets at end of period
Gross	52	61
Credit loss allowance	(7)	(6)
Net	45	55
Past due 91 to 180 days [member]
Financial assets at end of period
Gross	36	40
Credit loss allowance	(9)	(7)
Net	27	33
Past due 181 to 360 days [member]
Financial assets at end of period
Gross	38	74
Credit loss allowance	(21)	(62)
Net	17	$ 12
Past due more than 361 days
Financial assets at end of period
Gross	91
Credit loss allowance	(89)
Net	$ 2